Intellectual Property Purchase Agreement (Details) (USD $)			1 Months Ended	12 Months Ended	57 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Feb. 28, 2011 MYO-T12 [Member]	Dec. 31, 2011 MYO-T12 [Member]	Dec. 31, 2011 MYO-T12 [Member]	Feb. 25, 2011 MYO-T12 [Member]
Intellectual Property Purchase Agreement (Textual)
Aggregate consideration paid for acquisition						$ 4,662,000
Purchase price for the assets						1,150,000
Cash paid for acquisition						450,000
Issuance of promissory note		350,000				700,000
Number of shares issued as part of purchase price			7,024,000
Aggregate fair value of share issued as a part of the purchase price						3,512,000
Voting interest common stock, diluted						12.00%
Unpaid principal balance						700,000
First installment, promissory note						350,000
Second installment, promissory note						350,000
Number of installments of promissory note			2
Number of days of first installment, accrued interest			180 days
Unpaid balance of the note				350,000	350,000
Accrued interest on the note					10,771
Interest accruing interest rate on promissory note			3.00%
Impairment charges				2,662,000
Intellectual property asset				$ 2,000,000	$ 2,000,000